Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2021
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	91	(2 113)	(2 023)
Intangible assets	60	(9 796)	(9 736)
Inventories	88	(66)	22
Trade and other receivables	48	—	48
Interest-bearing loans and borrowings	905	(628)	277
Employee benefits	577	(8)	569
Provisions	511	(19)	492
Derivatives	11	(118)	(107)
Other items	407	(1 198)	(792)
Loss carry forwards	1 015	—	1 015

Gross deferred tax assets/(liabilities)	3 713	(13 947)	(10 235)

Netting by taxable entity	(1 743)	1 743	—

Net deferred tax assets/(liabilities)	1 969	(12 204)	(10 235)

	2020
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	398	(2 487)	(2 089)
Intangible assets	106	(10 007)	(9 901)
Inventories	86	(65)	22
Trade and other receivables	62	—	62
Interest-bearing loans and borrowings	858	(603)	255
Employee benefits	648	(8)	640
Provisions	525	(30)	495
Derivatives	13	(46)	(33)
Other items	312	(1 152)	(840)
Loss carry forwards	782	—	782

Gross deferred tax assets/(liabilities)	3 790	(14 398)	(10 607)

Netting by taxable entity	(1 771)	1 771	—

Net deferred tax assets/(liabilities)	2 019	(12 627)	(10 607)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2021	2020	2019
Balance at 1 January	(10 607)	(11 105)	(11 648)

Recognized in profit or loss	348	32	19
Recognized in other comprehensive income	(166)	361	109
Acquisitions through business combinations	—	(6)	(18)
Reclassified as held for sale	—	(1)	363
Other movements and effect of changes in foreign exchange rates	190	112	70

Balance at 31 December	(10 235)	(10 607)	(11 105)